7. Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ (457,084)	$ (368,606)	$ (278,290)
Charge Related to the Provision for Lawsuits and Claims
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(8,373)	(7,191)	(186,457)
Impairment of Material and Spare Parts
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(42,935)	(42,977)	(79,363)
Charge Related to the Allowance for Doubtful Accounts
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(2,458)	(13,161)	0
Charge Related to Discount Tax Credits
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(30,194)	(304,798)	0
Interests
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(373,124)	0	0
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ 0	$ (479)	$ (12,470)